Organization and basis of financial statements (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd.( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd.( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of March 31,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$14,716,543	$11,931,714
Accounts receivable, net	83,980	78,785
Prepayments and other current assets	1,657,531	1,961,350
Amounts due from related parties	850,517	—
Total current assets	17,308,571	13,971,849
Non-current assets:
Property and equipment, net	13,725,957	12,324,125
Intangible assets, net	20,416,461	19,294,740
Long-term prepayments and other non-current assets	28,406	97,035
Total non-current assets	34,170,824	31,715,900
TOTAL ASSETS	$51,479,395	$45,687,749
Current liabilities:
Accounts payable	$113,707	$249,086
Taxes payable	448,485	543,600
Accrued expenses	385,292	227,525
Deferred revenue-current	11,456,667	16,736,365
Total current liabilities:	12,404,151	17,756,576
Non-current liabilities:
Deferred revenue-noncurrent	312,896	50,877
Total non-current liabilities	312,896	50,877
TOTAL LIABILITIES	$12,717,047	$17,807,453

	For the years ended March 31,
	2021	2020
Revenue	$29,168,546	$28,601,071
Net income	$8,436,207	$9,975,225

	For the year ended March 31,
	2021	2020
Net cash provided by operating activities	$13,927,170	$11,480,117
Net cash used in investing activities	(12,864,697)	(10,401,263)
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	1,722,482	490,577
Net cash inflow	$2,784,954	$1,569,431

	As of March 31,
	2019	2018
ASSETS
Current assets:
Cash and cash equivalents	$10,362,283	$4,896,067
Accounts receivable, net	451,132	171,753
Prepayments and other current assets	900,968	—
Total current assets	11,714,383	5,067,820
Non-current assets:
Property and equipment, net	14,022,240	1,062,573
Intangible assets, net	17,799,207	23,921,846
Total non-current assets	31,821,447	24,984,419
TOTAL ASSETS	$43,535,830	$30,052,239
Current liabilities:
Accounts payable	$10,025	$6,044,274
Taxes payable	375,337	697,099
Amounts due to a related party	—	1,590,305
Other payables	151,545	85,219
Deferred revenue-current	15,308,898	10,558,149
Total current liabilities:	15,845,805	18,975,046
Non-current liabilities:
Deferred revenue-noncurrent	8,672,836	—
Total non-current liabilities	8,672,836	—
TOTAL LIABILITIES	24,518,641	18,975,046

	For the years ended March 31,
	2019	2018
Revenue	$24,668,840	$14,910,543
Net profit	$8,675,058	$6,009,968

	For the years ended March 31,
	2019	2018
Net cash generated from operating activities	$20,292,760	$16,952,108
Net cash used in investing activities	(15,746,284)	(15,073,518)
Net cash generated from financing activities	—	—
Net increase in cash and cash equivalents	5,466,216	848,296